Assets Held for Sale and Discontinued Operations - Summary of Assets and Liabilities Held for Sale (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Noncurrent assets held for sale	$ 0	$ 1,048
Decommissioning Liabilities		603
Conventional [Member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Decommissioning Liabilities		454
Deep Basin [Member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Decommissioning Liabilities		149
E&E Asset [Member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Noncurrent assets held for sale		46
E&E Asset [Member] | Deep Basin [Member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Noncurrent assets held for sale		46
Property, plant and equipment [member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Noncurrent assets held for sale		1,002
Property, plant and equipment [member] | Conventional [Member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Noncurrent assets held for sale		568
Property, plant and equipment [member] | Deep Basin [Member]
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Noncurrent assets held for sale		$ 434